Related Party Transactions - Schedule of Major Related Parties of the Company and Their Relationships (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Mr. Hui Xu [Member]
Schedule of Major Related Parties of the Company and Their Relationships [Line Items]
Relationship with the Company	Shareholder, director, and Chief Executive officer of the Company
Ms. Wei Wang [Member]
Schedule of Major Related Parties of the Company and Their Relationships [Line Items]
Relationship with the Company	Shareholder of the Company, wife of Mr. Hui Xu
Mr. Chenhan Xu [Member]
Schedule of Major Related Parties of the Company and Their Relationships [Line Items]
Relationship with the Company	Shareholder of the Company
Mr. Bo Ren [Member]
Schedule of Major Related Parties of the Company and Their Relationships [Line Items]
Relationship with the Company	Chief Financial Officer of the Company
Mr. Pengcheng Wan [Member]
Schedule of Major Related Parties of the Company and Their Relationships [Line Items]
Relationship with the Company	Executive Officer of Net Plastic New Material
Mr. Jian Huang [Member]
Schedule of Major Related Parties of the Company and Their Relationships [Line Items]
Relationship with the Company	Chief Technology Officer
Zhongguang Yiyun Supply Chain Group Co., Ltd. (“Yiyun Group”) [Member]
Schedule of Major Related Parties of the Company and Their Relationships [Line Items]
Relationship with the Company	Former shareholder of Net Plastic Technology and directly controlled by Chenhan Xu, a shareholder of the Company and son of Mr. Hui Xu, the Company’s Chief Executive Officer, director, and shareholder
Shanghai Zhongguang Yiyun Supply Chain Management Co., Ltd (“Zhongguang Yiyun”) [Member]
Schedule of Major Related Parties of the Company and Their Relationships [Line Items]
Relationship with the Company	Directly controlled by Chenhan Xu
Zhejiang Xinju Baisuo Supply Chain Management Co., Ltd. (“Zhejiang Xinju”) [Member]
Schedule of Major Related Parties of the Company and Their Relationships [Line Items]
Relationship with the Company	Directly controlled by Hui Xu
Ningbo Lisu Technology Service Partnership (Limited Partnership) (“Lisu LP”) [Member]
Schedule of Major Related Parties of the Company and Their Relationships [Line Items]
Relationship with the Company	Directly controlled by Ms. Wei Wang, wife of Mr. Hui Xu
Taiqian County Jusu Enterprise Management Partnership (Limited Partnership) (“Jusu LP”) [Member]
Schedule of Major Related Parties of the Company and Their Relationships [Line Items]
Relationship with the Company	Directly controlled by Mr Pengcheng Wan, the Executive Officer of Net Plastic New Material
Zhejiang Xinju [Member]
Sales to related party
Sales to related party			$ 2,647,129
Purchase from related parties
Purchase from related parties		4,987,246	7,569,836
Related Party [Member]
Sales to related party
Sales to related party			2,647,129
Purchase from related parties
Purchase from related parties	2,015,752	4,987,246	7,569,836
Zhongguang Yiyun [Member]
Purchase from related parties
Purchase from related parties	$ 2,015,752